Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 393,000
Previously Paid Amount	0.00
Total Fee Amount	60.17
Total Offset Amount	0.00
Net Fee	60.17
Narrative - Max Aggregate Offering Price	$ 393,000
Final Prospectus	true